Earnings per Share_Diluted Earnings Per Share (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic And Diluted Earnings Per Share Abstract [Abstract]
Explanation Of Adjustments Between Denominators Used To Calculate Basic And Diluted Earnings Per Share	Diluted earnings per share is calculated using the weighted average number of ordinary shares outstanding which is adjusted by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group’s dilutive potential ordinary shares include stock grants. A calculation is done to determine the number of shares that could have been acquired at fair value -determined as the average market share price of the Group’s outstanding shares for the period- based on the monetary value of the subscription rights attached to the share options. The number of shares calculated above is compared with the number of shares that would have been issued assuming the exercise of stock grants.	Diluted earnings per share is calculated using the weighted average number of ordinary shares outstanding which is adjusted by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group’s dilutive potential ordinary shares include stock grants. A calculation is done to determine the number of shares that could have been acquired at fair value -determined as the average market share price of the Group’s outstanding shares for the period- based on the monetary value of the subscription rights attached to the share options. The number of shares calculated above is compared with the number of shares that would have been issued assuming the exercise of stock grants.	Diluted earnings per share is calculated using the weighted average number of ordinary shares outstanding which is adjusted by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group’s dilutive potential ordinary shares include stock grants. A calculation is done to determine the number of shares that could have been acquired at fair value -determined as the average market share price of the Group’s outstanding shares for the period- based on the monetary value of the subscription rights attached to the share options. The number of shares calculated above is compared with the number of shares that would have been issued assuming the exercise of stock grants.
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity Including Dilutive Effects Abstract [Abstract]
Profit attributable to ordinary shares	₩ 3,311,437,880,186	₩ 2,143,744,271,801	₩ 1,698,317,850,139
Adjustment	0	0	0
Adjusted profit for diluted earnings	₩ 3,311,437,880,186	₩ 2,143,744,271,801	₩ 1,698,317,850,139
Weighted Average Shares And Adjusted Weighted Average Shares Abstract
Weighted average number of ordinary shares outstanding (G)	398,724,962	383,619,645	386,351,693
Adjustment: : Stock grants	2,319,533	2,013,044	1,741,558
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	401,044,495	385,632,689	388,093,251
Diluted Earnings Loss Per Share Abstract [Abstract]
Adjusted profit for diluted earnings	₩ 3,311,437,880,186	₩ 2,143,744,271,801	₩ 1,698,317,850,139
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	401,044,495	385,632,689	388,093,251
Diluted earnings per share	₩ 8,257	₩ 5,559	₩ 4,376